INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF TAX EFFECT OF SIGNIFICANT TEMPORARY DIFFERENCES REPRESENTING DEFERRED TAX ASSETS AND LIABILITIES

At December 31, 2021 and 2020, the tax effect of significant temporary differences representing deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in 000’s)	2021	2020
Net deferred tax asset (liability):
Allowance for doubtful accounts	$44	$301
Accrued expenses	143	684
Right of use asset	7,919	—
Right of use liability	(7,388)	—
Net operating loss carry forwards	18,253	17,927
Property, equipment & intangibles	(2,998)	(2,712)
Stock based compensation	209	210
Self-Insurance Reserve	40	46
Interest Expense - Limited under 163(j)	2,300	1,868
Total deferred tax assets	18,522	18,324
Valuation allowance	(18,522)	(18,324)
Net deferred tax liability	$—	$—

SCHEDULE OF DIFFERENCES BETWEEN INCOME TAXES COMPUTED AT THE FEDERAL STATUTORY RATE AND THE PROVISION FOR INCOME TAXES

The items accounting for the differences between income taxes computed at the federal statutory rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2021	2020
Federal income tax at statutory rate	21.0%	21.0%
State and local taxes	(2.6)%	(38.7)%
Nondeductible expenses	(1.7)%	0.1%
Change in valuation allowance	(16.7)%	23.9%
Deferred Tax Adjustments - NOL Expirations	—%	(6.3)%
Effective tax rate	—%	—%